Income Taxes (Tables)	6 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision consisted of the following:

	Six Months Ended December 31,
	2015	2014	2013
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	$574,438	$1,220,404	$1,002,467
Deferred taxation	(799,757)	253,648	321,290

	$(225,319)	$1,474,052	$1,323,757

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:
	Six Months Ended December 31,
	2015	2014	2013
	(Unaudited)	(Unaudited)	(Unaudited)

Income before income taxes	$7,097,628	$5,447,196	$5,281,159
Income tax computed at statutory EIT rate (25%)	1,774,407	1,361,799	1,320,290
Effect of different tax rates available to different jurisdictions	19	19,173	4,188
Non-deductible expenses	-	-	-
Change in valuation allowance and others	(1,999,707)	93,080	(721)

Income tax expenses	$(225,319)	$1,474,052	$1,323,757

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2015 and June 30, 2015 are presented below:

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)
Deferred tax assets (liabilities)
Current portion:
Operating loss carryforward	$894,493	$207,868
Accrued receivable	620,176	525,720
Corporation Income Tax in accordance with the PRC State Administration of Taxation	1,886,226	1,948,948

Net deferred tax (liabilities) assets	$(371,557)	$(1,215,360)